ENTITIES IN THE GROUP - Schedule of Subsidiaries (Details)	12 Months Ended
Dec. 31, 2023
TORM A/S
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
DK Vessel HoldCo GP ApS
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
DK Vessel HoldCo K/S
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
OCM Singapore Njord Holdings Alice, Pte. Ltd
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
OCM Singapore Njord Holdings Almena, Pte. Ltd
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
OCM Singapore Njord Holdings Hardrada, Pte. Ltd
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
OCM Singapore Njord Holdings St.Michaelis Pte. Ltd
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
OCM Singapore Njord Holdings St. Gabriel Pte. Ltd
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
OCM Singapore Njord Holdings Agnete, Pte. Ltd
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
OCM Singapore Njord Holdings Alexandra, Pte. Ltd
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
OMI Holding Ltd.
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
TORM Crewing Service Ltd.
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
TORM Middle East DMCC
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
TORM Shipping India Private Limited
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
TORM Singapore Pte. Ltd.
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
TORM Tanker Corporation
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
TORM USA LLC
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
VesselCo 6 Pte. Ltd.
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
VesselCo 8 Pte. Ltd.
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
VesselCo 9 Pte. Ltd.
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
VesselCo 10 Pte. Ltd.
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
VesselCo 11 Pte. Ltd.
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
VesselCo 12 Pte. Ltd.
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
TORM SHIPPING (PHILS.), INC.
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	25.00%
Voting rights held in subsidiaries (in percent)	100.00%
Marine Exhaust Technology A/S
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	75.00%
ME Production A/S
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	75.00%
Marine Exhaust Technology (Hong Kong) Ltd.
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	59.00%
ME Production (Zhejiang) Co, Ltd.
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	59.00%
Suzhou ME Production Technology Co, Ltd
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	75.00%